Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Expenses
Exploration and evaluation	CAD 700	CAD 470	CAD 14,067
Assays and analysis	180	170	5,147
Geological	520		8,175
Graphics			145
Sustainability		300	600
General and administration	200,381	322,135	472,773
Insurance	39,534	44,075	38,170
IT Services	12,000	22,000	47,500
Legal, accounting and audit	24,778	28,421	34,775
Office and miscellaneous	1,191	619	3,678
Regulatory, trust and filing	29,410	34,038	20,209
Salaries and benefits	89,762	189,021	317,319
Shareholder communications	3,706	3,961	11,122
Operating expenses	(201,081)	(322,605)	(486,840)
Impairment of mineral property interest (note 4)		(1)	(891,626)
Interest income	2,112	2,971	10,750
Interest expense		(17,385)	(42,606)
Foreign exchange loss	(984)	(2,076)
Gain on settlement of debenture (note 7)		431,645
Income (loss) and comprehensive income (loss) for the year	CAD (199,953)	CAD 92,549	CAD (1,410,322)
Basic and diluted income (loss) per common share	CAD (0.01)		CAD (0.05)
Weighted average number of common shares outstanding (basic and dilutive)	29,299,513	29,299,513	27,299,513